Share-based compensation - 2016 Share Incentive Plan (Details) ¥ / shares in Units, ¥ in Thousands					1 Months Ended			12 Months Ended
	Mar. 07, 2018 shares	Mar. 28, 2017 shares	Jun. 28, 2016 shares	Jun. 20, 2016 ¥ / shares $ / shares shares	May 31, 2018 CNY (¥) shares	Apr. 30, 2018 ¥ / shares shares	Sep. 30, 2016 shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares
Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares (in CNY/dollars per share) | $ / shares											$ 12.88		$ 12.88
Additional disclosures
Share-based compensation expense recorded | ¥								¥ 21,192	¥ 16,419
Restricted Share Units
Additional disclosures
Period of recognition of compensation cost								1 year 2 months 1 day
Unrecognized compensation expense | ¥												¥ 22,596
2016 Share Incentive Plan | Options
Share-based compensation
Shares available for issuance | shares				3,000,000
Options granted | shares				300,000		125,000		125,000
Exercise price (in dollars per share) | $ / shares				$ 9.97
Expiration period				10 years
Requisite service period				5 years
Shares authorized by the board under the plan | shares							3,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)							0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares | shares							3,000,000
Fair value per unit
Risk-free interest rate (as a percent)				2.54%
Contract life (in years)				9 years 8 months 12 days
Expected volatility range (as a percent)				31.25%
Expected dividend yield (as a percent)				3.14%
Exercise multiple				2.8
Fair value of underlying ordinary shares (in CNY/dollars per share) | ¥ / shares				$ 67,370.00		¥ 0.00
Number of share options
Outstanding at beginning of the year | shares									300,000
Granted | shares				300,000		125,000		125,000
Exercised | shares								125,000
Cancelled | shares					300,000			300,000
Outstanding at end of the year | shares										300,000
Weighted average exercise price
Outstanding at beginning of the year | ¥ / shares									¥ 66.26
Granted | ¥ / shares								¥ 105.25
Exercised | ¥ / shares								105.25
Cancelled | ¥ / shares								¥ 66.26
Outstanding at end of the year | ¥ / shares										¥ 66.26
Additional disclosures
Weighted average remaining contractual life, Outstanding at end of the year								0 years		8 years 2 months 1 day
Weighted average remaining contractual life, Exercisable at end of the year								0 years
Weighted average remaining contractual life, Vested and expected to vest at end of the year								0 years
Aggregate Intrinsic Value of option, Outstanding at end of the year | ¥										¥ 11,477
Aggregate Intrinsic Value of option, Vested and exercisable at end of the year | ¥												13,148
Aggregate Intrinsic Value of option, Vested and expected to vest at end of the year | ¥												13,148
Aggregate Intrinsic Value of option, cancelled at end of the year | ¥												11,477
Granted date fair value of options | ¥								¥ 13,148
2016 Share Incentive Plan | Options | Selling, general and administrative expenses
Additional disclosures
Share-based compensation expense recorded | ¥					¥ 3,261			13,148
2016 Share Incentive Plan | Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares (in CNY/dollars per share) | $ / shares											16.99
Additional disclosures
Share-based compensation expense recorded | ¥								91,150
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Additional disclosures
Number of share units granted | shares	852,390	679,645
Share Holding Platform | Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares (in CNY/dollars per share) | (per share)										¥ 67.37	$ 12.88		$ 12.88
Additional disclosures
Share-based compensation expense recorded | ¥								¥ 23,303	¥ 23,303	¥ 61,019
Number of share units granted | shares		3,945,750	5,270,820
Unrecognized compensation expense | ¥												¥ 23,303
Share Holding Platform | Restricted Share Units | Certain directors, executive officers and the employees
Additional disclosures
Vesting period		3 years